Schedule II - Condensed Financial Information of Registrant (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income available to American Equity Investment Life Holding Company stockholders	$ 1,920,219	$ 553,023	$ 671,460
Adjustments to reconcile net income to net cash provided by operating activities:
Accrual of discount on equity security	2,640	19,861	57,437
Change in fair value of derivatives	1,138,127	(1,348,704)	(34,668)
Loss on extinguishment of debt	0	0	2,024
Share-based compensation	15,827	24,601	10,215
Deferred income taxes	490,926	149,431	141,071
Changes in operating assets and liabilities:
Other assets	2,852	(5,085)	(849)
Other liabilities	9,033	(224,171)	38,995
Net cash provided by operating activities	2,043,819	4,233,164	1,304,986
Investing activities
Purchases of property, plant and equipment	(40,961)	(18,109)	(13,240)
Net cash provided by (used in) investing activities	(2,454,911)	(6,224,307)	5,134,604
Financing activities
Repayment of loan payable	(3,750)	0	0
Proceeds from issuance of loan payable	300,000	0	0
Repayment of subordinated debentures	0	0	(81,450)
Proceeds from issuance of common stock, net	253,978	4,854	338,061
Acquisition of treasury stock	(566,567)	(99,415)	(165,094)
Proceeds from issuance of preferred stock, net	0	0	290,260
Dividends paid on common stock	(30,205)	(31,450)	(28,859)
Dividends paid on preferred stock	(43,675)	(43,675)	(33,515)
Net cash provided by (used in) financing activities	(2,178,221)	(2,595,397)	362,540
Increase (decrease) in cash and cash equivalents	(2,589,313)	(4,586,540)	6,802,130
Cash and cash equivalents at beginning of year	4,508,982	9,095,522	2,293,392
Cash and cash equivalents at end of year	1,919,669	4,508,982	9,095,522
Cash paid during the year for:
Interest paid	36,289	30,000	31,427
Parent Company
Operating activities
Net income available to American Equity Investment Life Holding Company stockholders	1,920,219	553,023	671,460
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for depreciation and amortization	4,925	1,232	1,138
Accrual of discount on equity security	(7)	(10)	(3)
Equity in undistributed income of subsidiaries	(1,606,158)	(278,421)	(644,423)
Non cash dividend from subsidiaries	0	(80,000)	0
Change in fair value of derivatives	0	0	(62)
Loss on extinguishment of debt	0	0	2,024
Accrual of discount on debenture issued to subsidiary trust	332	309	289
Share-based compensation	6,023	10,235	3,303
Deferred income taxes	45,335	222,714	6,408
Changes in operating assets and liabilities:
Receivable from subsidiaries	(6,085)	(365)	(1,208)
Federal income tax recoverable/payable	(49,902)	(222,569)	(3,879)
Other assets	(16,363)	(5,054)	(320)
Other liabilities	21,687	21,819	7,617
Net cash provided by operating activities	320,006	222,913	42,344
Investing activities
Change in notes receivable from subsidiaries	79,346	(165,000)	0
Repayment of equity securities	0	0	2,445
Contribution to subsidiaries	(137,002)	0	(210,000)
Purchases of property, plant and equipment	(1,432)	(12,642)	(48)
Net cash provided by (used in) investing activities	(59,088)	(177,642)	(207,603)
Financing activities
Financing fees incurred and deferred	(1,235)	0	0
Repayment of loan payable	(3,750)	0	0
Proceeds from issuance of loan payable	300,000	0	0
Repayment of subordinated debentures	0	0	(81,450)
Proceeds from issuance of common stock, net	253,978	4,844	338,061
Acquisition of treasury stock	(566,567)	(99,415)	(165,094)
Proceeds from issuance of preferred stock, net	0	0	290,260
Dividends paid on common stock	(30,567)	(31,450)	(28,859)
Dividends paid on preferred stock	(43,675)	(43,675)	(33,515)
Net cash provided by (used in) financing activities	(91,816)	(169,696)	319,403
Increase (decrease) in cash and cash equivalents	169,102	(124,425)	154,144
Cash and cash equivalents at beginning of year	362,245	486,670	332,526
Cash and cash equivalents at end of year	531,347	362,245	486,670
Parent Company | Notes and Loan Payable
Cash paid during the year for:
Interest paid	31,288	25,000	25,000
Parent Company | Subordinated Debentures
Cash paid during the year for:
Interest paid	$ 5,000	$ 5,000	$ 6,181